Label	Element	Value
FRANKLIN DYNATECH VIP FUND
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	FRANKLIN DYNATECH VIP FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36.55% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	36.55%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks investments primarily in equity securities of companies that the investment manager believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy. The Fund invests predominantly in common stock.

In pursuing these objectives, the investment manager may invest in companies in any economic sector or of any market capitalization both inside and outside of the United States, including emerging markets. The Fund may invest up to 15% of its assets in foreign securities. The Fund may also invest in depositary receipts.

Although the investment manager searches for investments across a large number of sectors, it expects to have significant positions in particular sectors. These sectors may include, for example, information technology (including software and internet), consumer discretionary, communication services and healthcare (including biotechnology). Due to market appreciation, if the market prices of securities held by the Fund rise, the Fund's investment in a sector or the securities of a single company may come to represent a significant portion of the Fund's portfolio. Nevertheless, the investment manager will maintain such a position so long as it believes that the company or sector continues to meet its investment guidelines.

While the Fund strives to maintain a diversified portfolio, due to market fluctuations the Fund may at times hold a smaller number of issuers and/or a higher percentage of its assets in one or more issuers than other funds.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal market conditions, the Fund seeks investments primarily in equity securities of companies that the investment manager believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. On May 1, 2021, the Fund’s investment strategies changed. The performance below prior to May 1, 2021 is attributable to the Fund’s performance before the strategy changes.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:	2020, Q2	27.30%
Worst Quarter:	2022, Q2	-23.87%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
FRANKLIN DYNATECH VIP FUND | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

FRANKLIN DYNATECH VIP FUND | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
FRANKLIN DYNATECH VIP FUND | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

FRANKLIN DYNATECH VIP FUND | Market
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

FRANKLIN DYNATECH VIP FUND | Management
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

FRANKLIN DYNATECH VIP FUND | Growth Style Investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Growth Style Investing: Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. In addition, investment styles can go in and out of favor, which could cause additional volatility in the prices of the Fund’s portfolio holdings.

FRANKLIN DYNATECH VIP FUND | Limited Diversification
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Limited Diversification: Because the Fund may at times hold a smaller number of issuers and/or a higher percentage of its assets in one or more issuers than other funds, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a other diversified funds, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

FRANKLIN DYNATECH VIP FUND | Focus
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

FRANKLIN DYNATECH VIP FUND | Information technology companies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Information technology companies: Companies in the technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of an information technology company’s stock. Information technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

FRANKLIN DYNATECH VIP FUND | Consumer discretionary companies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Consumer discretionary companies: Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

FRANKLIN DYNATECH VIP FUND | Communication services companies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Communication services companies: The value of the securities of communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence, and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

FRANKLIN DYNATECH VIP FUND | Healthcare companies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Healthcare companies: The activities of healthcare companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Healthcare companies may also be affected by government policies on healthcare reimbursements, regulatory approval for new drugs and medical products, and similar matters. They are also subject to legislative risk, i.e., the risks associated with the reform of the healthcare system through legislation.

FRANKLIN DYNATECH VIP FUND | Small and Mid Capitalization Companies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small and Mid Capitalization Companies: Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by small and mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

FRANKLIN DYNATECH VIP FUND | Foreign Securities (non-U.S.)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

FRANKLIN DYNATECH VIP FUND | Cybersecurity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

FRANKLIN DYNATECH VIP FUND | Russell 3000® Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.28%
FRANKLIN DYNATECH VIP FUND | Russell 1000® Growth Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 1000® Growth Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.12%
FRANKLIN DYNATECH VIP FUND | S&P 500® Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
FRANKLIN DYNATECH VIP FUND | Class 2
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,084
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	27.30%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.87%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.08%
Annual Return [Percent]	oef_AnnlRtrPct	(2.89%)
Annual Return [Percent]	oef_AnnlRtrPct	26.94%
Annual Return [Percent]	oef_AnnlRtrPct	3.14%
Annual Return [Percent]	oef_AnnlRtrPct	31.16%
Annual Return [Percent]	oef_AnnlRtrPct	44.88%
Annual Return [Percent]	oef_AnnlRtrPct	16.14%
Annual Return [Percent]	oef_AnnlRtrPct	(39.96%)
Annual Return [Percent]	oef_AnnlRtrPct	43.77%
Annual Return [Percent]	oef_AnnlRtrPct	30.44%
Annual Return [Percent]	oef_AnnlRtrPct	18.13%
FRANKLIN DYNATECH VIP FUND | Class 4
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,203
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.95%